Business Acquired - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	5 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Aug. 07, 2014	Dec. 31, 2014
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Business acquisition, net cash paid	$ 375,061,000	[1]
Revenues	657,799,000		597,368,000
Finance expense	9,500,000		16,700,000
SPTS Technologies Group Limited [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Business acquisition, net cash paid				375,100,000
Acquisition completed, date	Aug. 07, 2014
Goodwill recognized expected to be deductible for income tax				0
Revenues					110,600,000
SPTS Technologies Group Limited [Member] | Senior Secured Term Loans [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Senior secured long term loan, amount borrowed				$ 300,000,000
Debt instrument discount				1.00%

[1]	(a) Acquisition of subsidiaries consolidated for the first time: Working capital (excluding cash and cash equivalents) $ (48,918) Property, plant and equipment (25,160) Long-term liabilities 19,934 Goodwill (167,001) In- process research and development (6,920) Other intangible assets (146,996) $ (375,061)